SUPPLEMENT DATED JULY 27, 2017
TO THE AUL AMERICAN UNIT TRUST
PROSPECTUS DATED MAY 1, 2017

1.) Effective on or about August 1, 2017, the name of the following fund on page 211 of the Prospectus will change to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
AMG Mangers Cadence Capital Appreciation Fund	Investor	AMG Renaissance Large Cap Growth Fund	N

At a meeting held on March 15-16, 2017, the Board of Trustees of the Trust approved the reorganization of AMG Managers Cadence Capital Appreciation Fund (the "Fund") with and into AMG Renaissance Large Cap Growth Fund (the "Reorganization"), subject to the approval of shareholders of the Fund. If approved by the shareholders of the Fund, the Reorganization is expected to close on or about July 31, 2017, or as soon thereafter as practicable. Additional information about the Reorganization is being provided to shareholders in the proxy solicitation materials for the Reorganization.

All references to the AMG Managers Cadence Capital Appreciation Fund Investor Class will be removed from the AUL American Unit Trust Prospectus. Page 211 of the AUL American Unit Trust Prospectus will be revised to reflect the new Fund.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at https://investor.amgfunds.com/prospectus_annual_reports and can also be obtained by calling AMG Funds at 1-800-835-3879.

2.) Effective immediately, the name of the following fund on page 211 of the Prospectus has changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Ave Maria Catholic Values Fund	No Load	Ave Maria Value Fund	No Load

All references to the Ave Maria Catholic Values Fund No Load Class have been removed from the AUL American Unit Trust Prospectus. Page 211 of the AUL American Unit Trust Prospectus has been revised to reflect the new Fund.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at www.avemariafunds.com and can also be obtained by calling Ave Maria at 1-866-AVE-MARIA.

3.) Effective immediately, the classes of the following funds on page 213 of the Prospectus have converted to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
BMO Mid-Cap Growth Fund	Y	BMO Mid-Cap Growth Fund	A
BMO Mid-Cap Value Fund	Y	BMO Mid-Cap Growth Fund	A
BMO Small-Cap Growth Fund	Y	BMO Small-Cap Growth Fund	A

On February 8, 2017, the Board of Directors of BMO Funds, Inc. approved the redesignation and conversion of Class Y shares of the BMO Funds listed above into Class A shares of the same Fund pursuant to a plan of redesignation and conversion. The shareholders approved the redesignation and conversion at a recent shareholder meeting.

All references to the BMO Mid-Cap Growth Fund Class Y, BMO Mid-Cap Value Fund Class Y and BMO Small-Cap Growth Fund Class Y have been removed from the AUL American Unit Trust Prospectus. Page 213 of the AUL American Unit Trust Prospectus have been revised to reflect the new Fund.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at https://www.bmo.com/gam/funds/g/us/equity and can also be obtained by calling BMO Funds at 1-800-236-3863.

4.) Effective immediately, the names of the following funds on page 216 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Deutsche Strategic Government Securities	A	Deutsche GNMA Fund	A
Deutsche Strategic Government Securities	S	Deutsche GNMA Fund	S

The Board of Trustees of Deutsche Strategic Government Securities Fund (Acquired Fund) has given approval to a proposal by Deutsche Investment Management Americas Inc., the advisor of the Acquired Fund, to effect the merger of the Acquired Fund into Deutsche GNMA Fund (Acquiring Fund), on or about May 22, 2017 (Merger Date). The merger is expected to be a tax-free reorganization for federal income tax purposes. On the Merger Date, any investment in the Acquired Fund will, in effect, be exchanged for an investment with an equal aggregate net asset value in the Acquiring Fund. Therefore, as a result of the merger, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund.

All references to the Deutsche Strategic Government Securities Class A and Class S have been removed from the AUL American Unit Trust Prospectus. Page 216 of the AUL American Unit Trust Prospectus have been revised to reflect the new Funds.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at deutschefunds.com/mutualpros and can also be obtained by calling 1-800-728-3337.

5.) Effective immediately, the names of the following funds on page 222 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Ivy Small Cap Value Fund	R	Ivy Small Cap Core Fund	R
Ivy Small Cap Value Fund	N(8)	Ivy Small Cap Core Fund	N(8)
Ivy Small Cap Value Fund	Y	Ivy Small Cap Core Fund	Y

All references to the Ivy Small Cap Value Fund Class R, Class N(8), and Class Y have been removed from the AUL American Unit Trust Prospectus. Page 222 of the AUL American Unit Trust Prospectus has been revised to reflect the new Funds.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at ivyinvestments.com and can also be obtained by calling 1-800-777-6472.

6.) Effective immediately, the names of the following funds on pages 222 and 223 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Janus Aspen Balanced Portfolio	Service	Janus Henderson Balanced Portfolio	Service
Janus Aspen Flexible Bond Portfolio	Institutional	Janus Henderson Flexible Bond Portfolio	Institutional
Janus Aspen Global Research Portfolio	Institutional	Janus Henderson Global Research Portfolio	Institutional
Janus Aspen Perkins Mid Cap Value Portfolio	Service	Janus Henderson Perkins Mid Cap Value Portfolio	Service
Janus Balanced Fund	R	Janus Henderson Balanced Fund	R
Janus Balanced Fund	N	Janus Henderson Balanced Fund	N
Janus Enterprise Fund	N	Janus Henderson Enterprise Fund	N
Janus Enterprise Fund	A*	Janus Henderson Enterprise Fund	A*
Janus Enterprise Fund	S	Janus Henderson Enterprise Fund	S
Janus Flexible Bond Fund	N	Janus Henderson Flexible Bond Fund	N
Janus Forty Fund	A*	Janus Henderson Forty Fund	A*
Janus Forty Fund	R	Janus Henderson Forty Fund	R
Janus Global Life Sciences Fund	S	Janus Henderson Global Life Sciences Fund	S
Janus Global Life Sciences Fund	T	Janus Henderson Global Life Sciences Fund	T
Janus Growth and Income Fund	R	Janus Henderson Growth and Income Fund	R
Janus Research Fund	A*	Janus Henderson Research Fund	A*
Janus Research Fund	Service	Janus Henderson Research Fund	Service
Janus Triton Fund	A*	Janus Henderson Triton Fund	A*
Janus Triton Fund	Service	Janus Henderson Triton Fund	Service
Janus Triton Fund	N	Janus Henderson Triton Fund	N

On May 30, 2017, Janus Capital Group Inc. and Henderson Group plc announced the completion of an all-stock merger of equals to form Janus Henderson Group plc (Janus Henderson). The group will market its products and services as Janus Henderson Investors with immediate effect.

Pages 222 and 223 of the AUL American Unit Trust Prospectus has been revised to reflect the new Funds.

For additional information about the funds, please refer to the funds' prospectus and statement of additional information, which are available at janushenderson.com/info and can also be obtained by calling Janus Henderson at 1-877-335-2687.

7.) Effective immediately, the names of the following funds on page 227 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Oak Ridge Large Cap Growth Fund	A*	Oak Ridge Multi Strategy Fund	A
Oak Ridge Large Cap Growth Fund	Y	Oak Ridge Multi Strategy Fund	I

On or about June 30, 2017, the name and principal investment strategies of the Oak Ridge Large Cap Growth Fund (the "Fund") will be changed as set forth above. The Fund's principal investment strategies will be changed so that the Fund will seek to achieve its investment objective by primarily investing in other mutual funds managed by Oak Ridge Investments, LLC, the Fund's Advisor. The Fund may also invest in unaffiliated mutual funds or exchange-traded funds ("ETFs") and directly in securities. The Fund will be a multi-strategy fund that will seek exposure to a number of U.S. and foreign equity and fixed income asset classes.

All references to the Oak Ridge Large Cap Growth Fund Class A* and Class Y have been removed from the AUL American Unit Trust Prospectus. Page 227 of the AUL American Unit Trust Prospectus has been revised to reflect the new Funds.

For additional information about the funds, please refer to the funds' prospectus and statement of additional information, which are available at http://oakridgeinvest.com/mutual-funds/fund-literature/ and can also be obtained by calling 1-855-551-5521.

8.) Effective immediately, the names of the following funds on page 227 of the Prospectus will change to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Oppenheimer Core Bond Fund	A*	Oppenheimer Total Return Bond Fund	A*
Oppenheimer Core Bond Fund	Y	Oppenheimer Total Return Bond Fund	Y

Oppenheimer Core Bond Fund is changing its name to Oppenheimer Total Return Bond Fund. In renaming the Fund, Oppenheimer will align the product further to the Investment Grade Debt Team's investment strategy and embark on a refreshed era for the Fund, leveraging their ability to manage different interest rate environments effectively. It is important to note that the investment team, philosophy, process and underlying strategy will not change.

All references to the Oppenheimer Core Bond Fund will be removed from the AUL American Unit Trust Prospectus. Page 227 of the AUL American Unit Trust Prospectus will be revised to reflect the new Fund.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at oppenheimerfunds.com and can also be obtained by calling Oppenheimer at 1-800-255-2755.

9.) Effective immediately, the names of the following funds on page 228 of the Prospectus will change to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Oppenheimer Main Street Select Fund	A*	Oppenheimer Main Street All Cap Fund	A*
Oppenheimer Main Street Select Fund	Y	Oppenheimer Main Street All Cap Fund	Y

Effective July 18, 2017, Oppenheimer Main Street Select Fund will be renamed Oppenheimer Main Street All Cap Fund and be managed as a more diversified portfolio. The Fund will no longer be managed as a concentrated portfolio limited to 35 or fewer holdings per the stated principal investment strategies. The Fund will retain an all-cap orientation and remain benchmarked to the Russell 3000 Index. It will also remain classified in the Morningstar Large Blend Category.

All references to the Oppenheimer Main Street Select Fund will be removed from the AUL American Unit Trust Prospectus. Page 228 of the AUL American Unit Trust Prospectus will be revised to reflect the new Fund.

For additional information about the fund, please refer to the funds' prospectus and statement of additional information, which are available at oppenheimerfunds.com and can also be obtained by calling Oppenheimer at 1-800-255-2755.

10.) Effective immediately, the names of the following funds on page 232 of the Prospectus have changed to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Prudential Jennison Select Growth	A*	Prudential Jennison Focused Growth Fund	A*
Prudential Jennison Select Growth	Z	Prudential Jennison Focused Growth Fund	Z

The Board of Trustees recently approved a name change for the Prudential Jennison Select Growth Fund to Prudential Jennison Focused Growth Fund.

All references to the Prudential Jennison Select Growth Class A* and Class Y have been removed from the AUL American Unit Trust Prospectus. Page 232 of the AUL American Unit Trust Prospectus has been revised to reflect the new Funds.

For additional information about the funds, please refer to the funds' prospectus and statement of additional information, which are available by calling 1-800-257-3893.

11.) Effective immediately, the following funds on page 233 of the Prospectus has liquidated and merged to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Putnam Fund for Growth & Income Fund	A*	Putnam Equity Income Fund	A*
Putnam Fund for Growth & Income Fund	Y	Putnam Equity Income Fund	Y

Putnam Investment Management, LLC ("Putnam Management"), the fund's investment manager, has recommended, and the fund's Board of Trustees has approved, the merger of The Putnam Fund for Growth and Income ("Growth and Income Fund") into Putnam Equity Income Fund ("Equity Income Fund"). Putnam Management and the fund's Board of Trustees believe that the merger is in the best interests of Growth and Income Fund and its shareholders. Growth and Income Fund and Equity Income Fund have the same investment goals and pursue substantially similar investment strategies.

All references to the Putnam Fund for Growth & Income Fund Class A* and Class Y have been removed from the AUL American Unit Trust Prospectus. Page 233 of the AUL American Unit Trust Prospectus has been revised to reflect the new Funds.

For additional information about the funds, please refer to the funds' prospectus and statement of additional information, which are available by calling 1-800-257-3893.

12.) Effective immediately, the name of the following fund on page 242 of the Prospectus will change to the following:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	New Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)
Vanguard Target Retirement 2010 Fund	Investor	Vanguard Target Retirement Income Fund	Investor

The board of trustees (the "board") of Vanguard Chester Funds (the "Trust") has approved the reorganization of Vanguard Target Retirement 2010 Fund (the "2010 Fund"), a series of the Trust, into Vanguard Target Retirement Income Fund (the "Income Fund"), another series of the Trust. The reorganization will consist of: (1) the transfer of all, or substantially all, of the assets of the 2010 Fund to the Income Fund in exchange for shares of the Income Fund, and the assumption by the Income Fund of the liabilities of the 2010 Fund; and (2) the distribution of shares of the Income Fund to the shareholders of the 2010 Fund to complete the liquidation of the 2010 Fund. The reorganization does not require shareholder approval.

The board evaluated information that it viewed as sufficient to determine whether the 2010 Fund and the Income Fund would benefit from the proposed reorganization. The board, including all of the trustees who are not "interested persons" of the Trust (as that term is defined in the Investment Company Act of 1940), carefully considered the proposed reorganization and determined that it: (1) is in the best interests of both Funds, and (2) will not dilute the interests of either Fund's shareholders. The board also determined that the reorganization would provide shareholders of the 2010 Fund with a comparable and appropriate investment option.

The reorganization is expected to occur on July 7, 2017, or on such later date as the officers of the Trust determine ("Closing Date"). After the close of business on the Closing Date, each shareholder of the 2010 Fund will become the owner of a number of shares of the Income Fund. At the time of the reorganization, the dollar value of a 2010 Fund shareholder's "new" Income Fund shares will equal the dollar value of their "old" 2010 Fund shares. In other words, the reorganization will have no effect on the value of a shareholder's investment.

No fees will be imposed on shareholders as a result of the reorganization. The Funds will bear their own expenses in connection with the reorganization. It is anticipated that the reorganization will qualify as a tax-free reorganization for federal income tax purposes and that shareholders will not recognize any gain or loss in connection with the reorganization.

All references to the Vanguard Target Retirement 2010 Fund Investor Class will be removed from the AUL American Unit Trust Prospectus. Page 242 of the AUL American Unit Trust Prospectus will be revised to reflect the new Funds.

For additional information about the funds, please refer to the funds' prospectus and statement of additional information, which are available by calling 1-800-257-3893.

13.) Effective immediately, pages 202-243 of the Prospectus have been revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Type	Investment Adviser
Knights of Columbus Core Bond Fund	Institutional	US Fund Intermediate-Term Bond	Knights of Columbus Asset Advisors LLC
Knights of Columbus International Equity Fund	Institutional	US Fund Foreign Large Blend	Knights of Columbus Asset Advisors LLC
Knights of Columbus Large Cap Growth Fund	Institutional	US Fund Large Growth	Knights of Columbus Asset Advisors LLC
Knights of Columbus Large Cap Value Fund	Institutional	US Fund Large Value	Knights of Columbus Asset Advisors LLC
Knights of Columbus Small Cap Equity Fund	Institutional	US Fund Small Growth	Knights of Columbus Asset Advisors LLC
BlackRock Equity Dividend Fund	K	US Fund Large Value	BlackRock Advisors LLC
BlackRock Global Allocation Fund	K	US Fund World Allocation	BlackRock Advisors LLC
BlackRock Multi-Asset Income Portfolio	A	US Fund Tactical Allocation	BlackRock Advisors LLC
BlackRock Multi-Asset Income Portfolio	K	US Fund Tactical Allocation	BlackRock Advisors LLC
BlackRock Strategic Income Opportunities Portfolio	A	US Fund Nontraditional Bond	BlackRock Advisors LLC
BlackRock Strategic Income Opportunities Portfolio	K	US Fund Nontraditional Bond	BlackRock Advisors LLC
BMO Mid-Cap Value Fund	R6	US Fund Mid-Cap Value	BMO Investment Distributors, LLC
BMO Small-Cap Value Fund	R6	US Fund Small Value	BMO Investment Distributors, LLC
Columbia Overseas Value Fund	A	US Fund Foreign Large Value	Columbia Management Investment Advisers, LLC
Columbia Overseas Value Fund	R4	US Fund Foreign Large Value	Columbia Management Investment Advisers, LLC
Columbia Overseas Value Fund	Y	US Fund Foreign Large Value	Columbia Management Investment Advisers, LLC
Columbia Seligman Communications and Information Fund	Y	US Fund Technology	Columbia Management Investment Advisers, LLC
Columbia U.S. Government Mortgage Fund	Y	US Fund Intermediate-Term Bond	Columbia Management Investment Advisers, LLC
Federated MDT Small Cap Growth Fund	Institutional	US Fund Small Growth	Federated MDTA LLC
Federated MDT Small Cap Growth Fund	A	US Fund Small Growth	Federated MDTA LLC
Federated MDT Small Cap Growth Fund	R6	US Fund Small Growth	Federated MDTA LLC
Fidelity Advisor Balanced Fund	I	US Fund Allocation--50% to 70% Equity	Fidelity Management & Research Company
Fidelity Advisor Balanced Fund	M	US Fund Allocation--50% to 70% Equity	Fidelity Management & Research Company
Fidelity Advisor Balanced Fund	Z	US Fund Allocation--50% to 70% Equity	Fidelity Management & Research Company
Fidelity Advisor Diversified International Fund	Z	US Fund Foreign Large Growth	Fidelity Management & Research Company
Fidelity Advisor Diversified Stock Fund	Z	US Fund Large Blend	Fidelity Management & Research Company
Fidelity Advisor International Cap Appreciation Fund	Z	US Fund Foreign Large Growth	Fidelity Management & Research Company
Fidelity Advisor New Insights Fund	Z	US Fund Large Growth	Fidelity Management & Research Company
Fidelity Advisor Total Bond Fund	Z	US Fund Intermediate-Term Bond	Fidelity Management & Research Company
Franklin Growth Series	R6	US Fund Large Growth	Franklin Advisers, Inc
Franklin Mutual Global Discovery Fund	R6	US Fund World Large Stock	Franklin Mutual Advisers, LLC
Goldman Sachs U.S. Equity Insights Fund	R6	US Fund Large Blend	Goldman Sachs Asset Management, L.P.
Invesco Floating Rate Fund	R6	US Fund Bank Loan	Invesco Advisers, Inc.
JPMorgan Equity Income Fund	R4	US Fund Large Value	J.P. Morgan Investment Management, Inc.
JPMorgan Equity Income Fund	R6	US Fund Large Value	J.P. Morgan Investment Management, Inc.
JPMorgan Government Bond Fund	R4	US Fund Intermediate Government	J.P. Morgan Investment Management, Inc.
JPMorgan Government Bond Fund	R6	US Fund Intermediate Government	J.P. Morgan Investment Management, Inc.
JPMorgan Mid Cap Growth Fund	R4	US Fund Mid-Cap Growth	J.P. Morgan Investment Management, Inc.
JPMorgan Mid Cap Growth Fund	R6	US Fund Mid-Cap Growth	J.P. Morgan Investment Management, Inc.
JPMorgan Mid Cap Value Fund	R4	US Fund Mid-Cap Blend	J.P. Morgan Investment Management, Inc.
JPMorgan Mid Cap Value Fund	R6	US Fund Mid-Cap Blend	J.P. Morgan Investment Management, Inc.
JPMorgan U.S. Small Company Fund	R4	US Fund Small Blend	J.P. Morgan Investment Management, Inc.
JPMorgan U.S. Small Company Fund	R6	US Fund Small Blend	J.P. Morgan Investment Management, Inc.
Lord Abbett Value Opportunities Fund	R6	US Fund Mid-Cap Blend	Lord, Abbett & Co LLC
Nuveen Real Estate Securities Fund	R6	US Fund Real Estate	Nuveen Fund Advisors, LLC
Nuveen Small Cap Value Fund	R6	US Fund Small Value	Nuveen Fund Advisors, LLC
Oppenheimer Global Fund	I	US Fund World Large Stock	OFI Global Asset Management
Oppenheimer Global Opportunities Fund	I	US Fund World Small/Mid Stock	OFI Global Asset Management
Oppenheimer International Bond Fund	I	US Fund World Bond	OFI Global Asset Management
Oppenheimer Mid Cap Value Fund	I	US Fund Mid-Cap Value	OFI Global Asset Management
Oppenheimer Senior Floating Rate Fund	I	US Fund Bank Loan	OFI Global Asset Management
Prudential QMA Mid Cap Value Fund	Q	US Fund Mid-Cap Value	Prudential Investments LLC
Putnam Growth Opportunities Fund	R6	US Fund Large Growth	Putnam Investment Management, LLC
Russell Investments Emerging Markets Fund	R6	US Fund Diversified Emerging Markets	Russell Investment Management Co
Russell Investments Investment Grade Bond Fund	R6	US Fund Intermediate-Term Bond	Russell Investment Management Co
Russell Investments Strategic Bond Fund	R6	US Fund Intermediate-Term Bond	Russell Investment Management Co
Russell Investments U.S. Small Cap Equity Fund	R6	US Fund Small Blend	Russell Investment Management Co
T. Rowe Price Retirement I 2005 Fund	I	US Fund Target-Date 2000-2010	T. Rowe Price Associates, Inc.
T. Rowe Price Retirement I 2010 Fund	I	US Fund Target-Date 2000-2010	T. Rowe Price Associates, Inc.
Templeton Foreign Fund	R6	US Fund Foreign Large Value	Templeton Global Advisors Limited
Thornburg Limited Term Income Fund	R6	US Fund Short-Term Bond	Thornburg Investment Management, Inc.
TIAA-CREF Social Choice Bond Fund	Institutional	US Fund Intermediate-Term Bond	Teachers Advisors, Inc.
TIAA-CREF Social Choice Equity Fund	Institutional	US Fund Large Blend	Teachers Advisors, Inc.
TIAA-CREF Social Choice International Equity Fund	Institutional	US Fund Foreign Large Blend	Teachers Advisors, Inc.
Vanguard Inflation-Protected Securities Fund	Admiral	US Fund Inflation-Protected Bond	Vanguard Group, Inc.
Vanguard Wellington Fund	Admiral	US Fund Allocation--50% to 70% Equity	Wellington Management Company LLP
Victory Trivalent International Small-Cap Fund	A	US Fund Foreign Small/Mid Blend	Victory Capital Management Inc.
Victory Trivalent International Small-Cap Fund	R6	US Fund Foreign Small/Mid Blend	Victory Capital Management Inc.
Western Asset Core Plus Bond Fund	IS	US Fund Intermediate-Term Bond	Legg Mason Partners Fund Advisor, LLC

14.) Page 201 of the Prospectus is revised to add the following Investment Advisers:

J.P. Morgan Investment Management, Inc.
Knights of Columbus Asset Advisors LLC

15.) Effective immediately, pages 202-243 of the Prospectus have been revised to add the following funds to the table:

Investment Account and Corresponding Fund Portfolio	Class Designation If Any (1)	Type	Investment Adviser
American Funds Capital World Bond Fund	R6	US Fund World Bond	Capital Research and Management Company
DFA US Small Cap Portfolio	Institutional	US Fund Small Blend	Dimensional Fund Advisors LP
T. Rowe Price Real Estate Fund	I	US Fund Real Estate	T. Rowe Price Associates, Inc.
Vanguard GNMA Fund	Admiral	US Fund Intermediate Government	Wellington Management Company LLP
Vanguard Wellesley Income Fund	Admiral	US Fund Allocation--30% to 50% Equity	Wellington Management Company LLP

This supplement should be retained with the Prospectus for future reference.